Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 239,535	$ 236,779
Right-of-use assets	138,110	119,802
Goodwill	11,692	12,058
Other intangible assets	19,901	19,076
Contract assets	33,457	10,856
Investment in joint venture	0	18,494
Other long-term assets	8,952	2,244
Restricted cash	25,000	26,132
Deferred tax assets	306,638	309,807
Total non-current assets	783,285	755,248
Current assets
Inventories	96,574	74,433
Trade receivables	93,521	41,292
Contract assets	39,771	35,193
Other current assets	44,337	31,871
Receivables from related parties	46	896
Cash and cash equivalents	10,944	11,157
Total current assets	285,193	194,842
Total assets	1,068,478	950,090
Equity
Share capital	2,602	2,279
Share premium	1,716,605	1,229,690
Other reserves	35,627	42,911
Translation reserve	(1,407)	(1,528)
Accumulated deficit	(2,359,349)	(2,205,845)
Total equity	(605,922)	(932,493)
Non-current liabilities
Borrowings	56,877	922,134
Derivative financial liabilities	201,670	520,553
Lease liabilities	121,873	105,632
Contract liabilities	90,120	73,261
Deferred tax liability	1,394	53
Total non-current liabilities	471,934	1,621,633
Current liabilities
Trade and other payables	58,566	80,563
Lease liabilities	10,644	9,683
Current maturities of borrowings	999,036	38,025
Derivative financial liabilities	39,714	0
Liabilities to related parties	26,528	9,851
Contract liabilities	4,484	59,183
Taxes payable	1,031	925
Other current liabilities	62,463	62,720
Total current liabilities	1,202,466	260,950
Total liabilities	1,674,400	1,882,583
Total equity and liabilities	$ 1,068,478	$ 950,090